FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of cash and equivalents	Cash and Equivalents
Cash and equivalents include cash, term deposits, treasury bills and money market investments with original maturities of less than 90 days.

	As at December 31, 2023	As at December 31, 2022
Cash deposits	$2,952	$2,994
Term deposits	1,196	1,443
Money market investments	—	3
	$4,148	$4,440

Schedule of debt and interest	Debt and Interest[1]

	Closing balance December 31, 2022	Proceeds	Repayments	Amortization and other[2]	Closing balance December 31, 2023
5.7% notes[3,10]	$844	$—	$—	$—	$844
5.25% notes[4]	372	—	—	1	373
5.80% notes[5,10]	396	—	—	—	396
6.35% notes[6,10]	595	—	—	—	595
Other fixed rate notes[7,10]	1,083	—	(43)	2	1,042
Leases[8]	70	—	(13)	(1)	56
Other debt obligations	578	—	—	(2)	576
5.75% notes[9,10]	844	—	—	—	844
	$4,782	$—	($56)	$—	$4,726
Less: current portion[11]	(13)	—	—	—	(11)
	$4,769	$—	($56)	$—	$4,715

	Closing balance December 31, 2021	Proceeds	Repayments	Amortization and other[2]	Closing balance December 31, 2022
5.7% notes[3,10]	$843	$—	$—	$1	$844
5.25% notes[4]	744	—	(375)	3	372
5.80% notes[5,10]	395	—	—	1	396
6.35% notes[6,10]	594	—	—	1	595
Other fixed rate notes[7,10]	1,082	—	—	1	1,083
Leases[8]	68	—	(20)	22	70
Other debt obligations	581	—	—	(3)	578
5.75% notes[9,10]	843	—	—	1	844
	$5,150	$—	($395)	$27	$4,782
Less: current portion[11]	(15)	—	—	—	(13)
	$5,135	$—	($395)	$27	$4,769
[1]The agreements that govern our long-term debt each contain various provisions which are not summarized herein. These provisions allow Barrick, at its option, to redeem indebtedness prior to maturity at specified prices and also may permit redemption of debt by Barrick upon the occurrence of certain specified changes in tax legislation.
[2]Amortization of debt premium/discount and increases (decreases) in capital leases.
[3]Consists of $850 million (2022: $850 million) of our wholly-owned subsidiary Barrick North America Finance LLC (“BNAF”) notes due 2041.
[4]Consists of $375 million (2022: $375 million) of 5.25% notes which mature in 2042.
[5]Consists of $400 million (2022: $400 million) of 5.80% notes which mature in 2034.
[6]Consists of $600 million (2022: $600 million) of 6.35% notes which mature in 2036.
[7]Consists of $1.1 billion (2022: $1.1 billion) in conjunction with our wholly-owned subsidiary BNAF and our wholly-owned subsidiary Barrick (PD) Australia Finance Pty Ltd. (“BPDAF”). This consists of $250 million (2022: $250 million) of BNAF notes due 2038 and $807 million (2022: $850 million) of BPDAF notes due 2039.
[8]Consists primarily of leases at Nevada Gold Mines, $13 million, Loulo-Gounkoto, $20 million, Veladero, $1 million, Lumwana, $3 million, Hemlo, $1 million, Pascua-Lama, $1 million and Tongon, $6 million (2022: $17 million, $24 million, $9 million, $4 million, $2 million, $2 million and $2 million, respectively).
[9]Consists of $850 million (2022: $850 million) in conjunction with our wholly-owned subsidiary BNAF.
10We provide an unconditional and irrevocable guarantee on all BNAF, BPDAF, Barrick Gold Finance Company (“BGFC”), and Barrick (HMC) Mining (“BHMC”) notes and generally provide such guarantees on all BNAF, BPDAF, BGFC, and BHMC notes issued, which rank equally with our other unsecured and unsubordinated obligations.
[11]The current portion of long-term debt consists of leases ($11 million; 2022: $13 million)
Interest

	2023		2022
For the years ended December 31	Interest cost	Effective rate[1]	Interest cost	Effective rate[1]
5.7% notes	$49	5.74%	$49	5.74%
5.25% notes	20	5.29%	37	5.47%
5.80% notes	23	5.85%	23	5.85%
6.35% notes	38	6.41%	38	6.41%
Other fixed rate notes	70	6.40%	70	6.39%
Leases	5	7.02%	4	6.56%
Other debt obligations	35	6.17%	35	6.25%
5.75% notes	49	5.79%	49	5.79%
Deposits on Pascua-Lama silver sale agreement (note 29)	5	2.82%	4	2.82%
Deposits on Pueblo Viejo gold and silver streaming agreement (note 29)	27	5.81%	29	6.07%
Other interest	73		34
	$394		$372
Less: interest capitalized	(42)		(29)
	$352		$343
[1]The effective rate includes the stated interest rate under the debt agreement, amortization of debt issue costs and debt discount/premium and the impact of interest rate contracts designated in a hedging relationship with debt.

Schedule of scheduled debt repayments
Scheduled Debt Repayments[1]

	Issuer	Maturity Year	2024	2025	2026	2027	2028	2029 and thereafter	Total
7.73% notes[2]	BGC	2025	$—	$7	$—	$—	$—	$—	$7
7.70% notes[2]	BGC	2025	—	5	—	—	—	—	5
7.37% notes[2]	BGC	2026	—	—	32	—	—	—	32
8.05% notes[2]	BGC	2026	—	—	15	—	—	—	15
6.38% notes[2]	BGC	2033	—	—	—	—	—	200	200
5.80% notes	BGC	2034	—	—	—	—	—	200	200
5.80% notes	BGFC	2034	—	—	—	—	—	200	200
6.45% notes[2]	BGC	2035	—	—	—	—	—	300	300
6.35% notes	BHMC	2036	—	—	—	—	—	600	600
7.50% notes[3]	BNAF	2038	—	—	—	—	—	250	250
5.95% notes[3]	BPDAF	2039	—	—	—	—	—	807	807
5.70% notes	BNAF	2041	—	—	—	—	—	850	850
5.25% notes	BGC	2042	—	—	—	—	—	375	375
5.75% notes	BNAF	2043	—	—	—	—	—	850	850
			$—	$12	$47	$—	$—	$4,632	$4,691
Minimum annual payments under leases			$11	$10	$9	$9	$3	$14	$56
[1]This table illustrates the contractual undiscounted cash flows, and may not agree with the amounts disclosed in the consolidated balance sheet.
[2]Included in Other debt obligations in the Long-Term Debt table.
[3]Included in Other fixed rate notes in the Long-Term Debt table.

Schedule of market risks
In the normal course of business, our assets, liabilities and forecasted transactions, as reported in US dollars, are impacted by various market risks including, but not limited to:

Item	Impacted by
● Revenue	● Prices of gold, silver and copper
● Cost of sales
o Consumption of diesel fuel, propane, natural gas, and electricity	o Prices of diesel fuel, propane, natural gas, and electricity
o Non-US dollar expenditures	o Currency exchange rates - US dollar versus A$, ARS, C$, CLP, DOP, EUR, PGK, TZS, XOF, ZAR and ZMW
● General and administration, exploration and evaluation costs	● Currency exchange rates - US dollar versus A$, ARS, C$, CLP, DOP, GBP, PGK, PKR, TZS, XOF, ZAR, and ZMW
● Capital expenditures
o Non-US dollar capital expenditures	o Currency exchange rates - US dollar versus A$, ARS, C$, CLP, DOP, EUR, GBP, PGK, XOF, ZAR, and ZMW
o Consumption of steel	o Price of steel
● Interest earned on cash and equivalents	● US dollar interest rates
● Interest paid on fixed-rate borrowings	● US dollar interest rates